Segment Disclosures - Revenue from Continuing Operations by Major Geographic Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Segment Reporting Information [Line Items]
Total Revenue	$ 2,160	$ 3,335	$ 6,813
Total Revenue Rate	100.00%	100.00%	100.00%
Number of Customers That Comprised More Than 10% of Total Revenue	0	0	0
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	$ 2,243	$ 2,016
Assets
Total Assets	5,534	6,558
Software and Services
Segment Reporting Information [Line Items]
Total Revenue	494	248	$ 235
Hardware
Segment Reporting Information [Line Items]
Total Revenue	862	1,431	3,785
Service Access Fees
Segment Reporting Information [Line Items]
Total Revenue	779	1,606	2,698
Other
Segment Reporting Information [Line Items]
Total Revenue	25	50	95
Canada
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	1,002	1,628
Assets
Total Assets	1,467	3,368
United States
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	1,024	202
Assets
Total Assets	3,429	2,700
United Kingdom
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	39	79
Assets
Total Assets	220	126
Other Countries
Capital asset intangible assets and goodwill
Capital assets, intangible assets and goodwill	178	107
Assets
Total Assets	418	364
North America
Segment Reporting Information [Line Items]
Total Revenue	$ 952	$ 991	$ 1,811
Total Revenue Rate	44.00%	29.60%	26.60%
North America | Canada
Segment Reporting Information [Line Items]
Total Revenue	$ 238	$ 216	$ 491
Total Revenue Rate	11.00%	6.40%	7.20%
North America | United States
Segment Reporting Information [Line Items]
Total Revenue	$ 714	$ 775	$ 1,320
Total Revenue Rate	33.00%	23.20%	19.40%
EMEA
Segment Reporting Information [Line Items]
Total Revenue	$ 816	$ 1,431	$ 2,991
Total Revenue Rate	37.80%	43.00%	43.90%
EMEA | United Kingdom
Segment Reporting Information [Line Items]
Total Revenue	$ 195	$ 292	$ 604
Total Revenue Rate	9.00%	8.80%	8.90%
EMEA | Other Countries
Segment Reporting Information [Line Items]
Total Revenue	$ 621	$ 1,139	$ 2,387
Total Revenue Rate	28.80%	34.20%	35.00%
Latin America
Segment Reporting Information [Line Items]
Total Revenue	$ 117	$ 380	$ 907
Total Revenue Rate	5.40%	11.40%	13.30%
Asia Pacific
Segment Reporting Information [Line Items]
Total Revenue	$ 275	$ 533	$ 1,104
Total Revenue Rate	12.80%	16.00%	16.20%